19. Intangible assets	6 Months Ended
Jun. 30, 2020
Intangible assets and goodwill [abstract]
Intangible assets
19.	Intangible assets
19.1.	By class of assets
	Rights and Concessions	Software	Goodwill	Total
Balance at January 1, 2019	2,330	272	203	2,805
Addition	1,339	74	-	1,413
Concession for exploration of oil and natural gas - Oil Surplus on the Transfer of Rights Agreement	15,341	-	-	15,341
Capitalized borrowing costs	-	4	-	4
Write-offs	(11)	(6)	-	(17)
Transfers	(83)	(47)	(137)	(267)
Amortization	(10)	(60)	-	(70)
Impairment recognition	(1)	-	-	(1)
Cumulative translation adjustment	263	5	(3)	265
Balance at December 31, 2019	19,168	242	63	19,473
Cost	19,290	1,469	63	20,822
Accumulated amortization	(122)	(1,227)	-	(1,349)
Balance at December 31, 2019	19,168	242	63	19,473
Addition	2	30	-	32
Write-offs	(12)	(1)	-	(13)
Transfers	(2)	(4)	-	(6)
Amortization	(4)	(30)	-	(34)
Cumulative translation adjustment	(5,053)	(63)	(8)	(5,124)
Balance at June 30, 2020	14,099	174	55	14,328
Cost	14,177	1,124	55	15,356
Accumulated amortization	(78)	(950)	-	(1,028)
Balance at June 30, 2020	14,099	174	55	14,328
Estimated useful life in years	(*)	5	Indefinite

(*) Mainly composed of assets with indefinite useful lives, which are reviewed annually to determine whether events and circumstances continue to support an indefinite useful life assessment.
(**) It includes the amount of US$ 6.058, reclassified from Intangible Assets to Property, Plant and Equipment, due to the declaration of commerciality of areas linked to the Transfer of Rights Agreement.